INVENTORIES. (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory, net of valuation adjustments	$ 0	$ 2,328	$ 2,678